Derivatives - Open Derivative Positions (Details) (Crude Oil [Member], Swap [Member])	Dec. 31, 2013 Argus Louisiana Light Sweet [Member] January - December 2014 bbl	Dec. 31, 2013 Argus Louisiana Light Sweet [Member] January 2015 [Member] bbl	Mar. 31, 2014 Argus Louisiana Light Sweet [Member] April - December 2014 [Member] bbl	Mar. 31, 2014 Argus Louisiana Light Sweet [Member] January - March 2015 [Member] bbl	Jun. 30, 2014 Argus Louisiana Light Sweet [Member] July - December 2014 [Member] bbl	Jun. 30, 2014 Argus Louisiana Light Sweet [Member] January - April 2015 [Member] bbl	Dec. 31, 2013 ICE Brent [Member] January–April 2014 bbl	Mar. 31, 2014 ICE Brent [Member] April 2014 [Member] bbl
Derivative [Line Items]
Volume (Bbls)	944,000	31,000	1,620,000	211,000	1,288,000	331,000	120,000	30,000
Fixed Swap Price	98.78	101.00	98.67	99.54	98.64	99.71	109.70	109.70